Earnings per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
		Sep. 22, 2025	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares
Earnings per share [line items]
Profit/(loss) attributable to equity holders of Elevra Lithium Limited | $			$ 43,068	$ (190,509)	[1]	$ (66,484)	[1]
Weighted average number of ordinary shares
Basic earnings per share denominator (in shares)	[2]		156,006	71,864		66,853
Ordinary shares contingently issuable (in shares)	[3]		4,446	0		0
Diluted earnings per share denominator (in shares)			160,452	71,864		66,853
Earnings per share [Abstract]
Basic (in dollars per share) | $ / shares			$ 27.61	$ (265.1)	[1]	$ (99.45)	[1]
Diluted (in dollars per share) | $ / shares			$ 26.84	$ (265.1)	[1]	$ (99.45)	[1]
Weighted average number of ordinary shares adjusted ratio		150
Contingently issuable shares [member]
Earnings per share [Abstract]
Weighted average number of contingently issuable ordinary shares (in shares)				1,800		100

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.
[2]	The weighted average number of ordinary shares has been adjusted for the 150:1 share consolidation which occurred on 22 September 2025.
[3]	The weighted average number of contingently issuable ordinary shares as at 30 June 2025 was 1.8 million (2024: 0.1 million). The inclusion of these contingently issuable ordinary shares would have the effect of reducing the loss per share. Accordingly, these potential ordinary shares have not been included in the determination of diluted earnings per share.